OTTI Credit Losses Recognized in Earnings (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Beginning balance	$ 39.8		$ 48.5
Credit losses for which an OTTI was previously recognized	1.4		3.3
Credit losses for which an OTTI was not previously recognized	1.5		3.4
Change in recoveries of future cash flows expected to be collected	(5.4)	[1],[2]	(5.7)	[1]
Reductions for previously recognized credit impairments written down to fair value	(1.5)	[3]	(9.7)	[3]
Ending balance	35.8		39.8
Residential mortgage-backed securities
Beginning balance	32.3		41.1
Credit losses for which an OTTI was previously recognized	1.4		3.0
Credit losses for which an OTTI was not previously recognized	1.1		2.4
Change in recoveries of future cash flows expected to be collected	0.8	[1],[2]	(5.3)	[1]
Reductions for previously recognized credit impairments written down to fair value	(1.1)	[3]	(8.9)	[3]
Ending balance	34.5		32.3
Commercial mortgage-backed securities
Beginning balance	1.0		0.9
Credit losses for which an OTTI was previously recognized	0		0.3
Credit losses for which an OTTI was not previously recognized	0.4		1.0
Change in recoveries of future cash flows expected to be collected	0.3	[1],[2]	(0.4)	[1]
Reductions for previously recognized credit impairments written down to fair value	(0.4)	[3]	(0.8)	[3]
Ending balance	1.3		1.0
Corporate debt securities
Beginning balance	6.5		6.5
Credit losses for which an OTTI was previously recognized	0		0
Credit losses for which an OTTI was not previously recognized	0		0
Change in recoveries of future cash flows expected to be collected	(6.5)	[1],[2]	0	[1]
Reductions for previously recognized credit impairments written down to fair value	0	[3]	0	[3]
Ending balance	$ 0		$ 6.5

[1]	Reflects expected recovery of prior period impairments that will be accreted into income over the remaining life of the security.
[2]	Includes $2.0 million received on a residential mortgage-backed security in excess of the cash flows expected to be collected at the time of the write-down.
[3]	Reflects reductions of prior credit impairments where the current credit impairment requires writing securities down to fair value (i.e., no remaining non-credit loss).